Amount owing to director	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Amount Owing To Director
Amount owing to director

Note 9 – Amount owing to director

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Amount owing to director	$135,395	$17,212
Total Amount owing to director	$135,395	$17,212

The amount owing to director is unsecured, interest-free and repayable on demand.

Note 9 – Amount owing to director

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Amount owing to director	$17,212	$11,693
Total Amount to director	$17,212	$11,693

The amount owing to director is unsecured, interest-free and repayable on demand.